Shareholders' Equity (Details Textual)	1 Months Ended	12 Months Ended							12 Months Ended
	Nov. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Series A preference shares [Member] EUR (€)	Dec. 31, 2011 Series A preference shares [Member]	Dec. 31, 2012 Common Class B [Member] USD ($)	Dec. 31, 2012 Common Class B [Member] EUR (€)
Shareholders Equity (Textual) [Abstract]
Preference shares, Authorized							200,000,000
Common stock shares authorized		188,133,963				400,000,000			211,866,037
Common stock, per share par value					€ 2.25	€ 2.25			$ 2.97	€ 2.25
Preferred stock, per share par value							€ 2.25
Preference shares outstanding							0	0
Common Stock, Shares, Outstanding									211,866,037
Merger Agreement With Fiat Industrial, per share Amount Payable on termination									$ 10
Shareholders Equity (Additional Textual) [Abstract]
Authorized share capital amount					€ 1,350,000,000
Dividend declared			$ 0	$ 0
Special Dividends paid to CNH minority shareholders, Aggregate Value	305,000,000	305,000,000
Appropriation of retained earnings		$ 2,119,000,000							$ 2,119,000,000